Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5) Bank Premises and Equipment

A summary of premises and equipment at December 31, 2012 and 2011 follows:

(dollars in thousands)
	2012	2011
Land	$2,413	2,413
Buildings	29,584	28,716
Furniture, Fixtures and equipment	42,636	41,283
Leasehold improvements	24,070	22,256
Total bank premises and Equipment	98,703	94,668
Accumulated depreciation and amortization	(62,464)	(57,662)
Total	$36,239	37,006

Depreciation and amortization expense approximated $5.0 million, $4.8 million, and $4.7 million for the years 2012, 2011, and 2010, respectively. Occupancy expense of the Bank's premises included rental expense of $6.9 million in 2012, $6.8 million in 2011, and $6.7 million in 2010.